Debt - Short-Term Notes Payable Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) Loan	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)
Short-Term Debt [Line Items]
Unamortized debt issuance costs		$ 205		$ 233
Interest expense		5,388	$ 4,655	21,183	$ 22,223
Notes Payable to Banks
Short-Term Debt [Line Items]
Interest rate	7.75%
Number of short-term loan agreements | Loan	2
Debt instrument, term	6 months
Unamortized debt issuance costs		15		0	4
Amortization of debt issuance costs		15	0	31	175
Interest expense		$ 108	$ 125	$ 489	$ 928
Notes Payable to Banks | Bank 2, Loan 1
Short-Term Debt [Line Items]
Principal amount	$ 8,000					$ 8,000
Notes Payable to Banks | Bank 2, Loan 2
Short-Term Debt [Line Items]
Principal amount	$ 6,400					$ 6,400